Earnings per share (Tables)	6 Months Ended
Sep. 30, 2021
Earnings per share [abstract]
Summary of earnings per share

(EUR thousand)	Three months ended September 30			Six months ended September 30
Earnings per share	2021	2020 Restated	2019	2021	2020 Restated	2019
(Loss) / Profit from continuing operations attributable to the owners of the parent	5,753	(276,335)	10,890	(45,661)	(326,237)	8,242
(Loss) / Profit from continuing operations attributable to the owners of the parent attributable to ordinary shares	5,237	(250,212)	10,890	(41,565)	(300,114)	8,242
(Loss) / Profit from continuing operations attributable to the owners of the parent attributable to preference shares	516	(26,123)	—	(4,096)	(26,123)	—
Weighted average number of basic ordinary shares outstanding (thousand)	179,449	167,868	168,480	179,449	168,172	168,480
Weighted average number of basic preference shares outstanding (thousand)	17,684	23,579	—	17,684	23,579	—
Basic earnings per ordinary share	0.03	(1.49)	0.06	(0.23)	(1.78)	0.05
Basic earnings per preference share	0.03	(1.11)	—	(0.23)	(1.11)	—
(Loss) / Profit from continuing operations attributable to the owners of the parent	5,753	(276,335)	10,890	(45,661)	(326,237)	8,242
(Loss) / Profit from continuing operations attributable to the owners of the parent attributable to ordinary shares	5,238	(250,212)	10,890	(41,565)	(300,114)	8,242
(Loss) / Profit from continuing operations attributable to the owners of the parent attributable to preference shares	515	(26,123)	—	(4,096)	(26,123)	—
Weighted average number of diluted ordinary shares outstanding (thousand)	179,704	167,868	168,480	179,449	168,172	168,480
Weighted average number of diluted number of preference shares outstanding (thousand)	17,684	23,579	—	17,684	23,579	—
Diluted earnings per ordinary share	0.03	(1.49)	0.06	(0.23)	(1.78)	0.05
Diluted earnings per preference share	0.03	(1.11)	—	(0.23)	(1.11)	—